Supplemental Guarantor Information Consolidating Statements of Operations (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended									12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Supplemental Guarantor Information [Line Items]
Net Sales	$ 2,411.7	$ 2,601.0	$ 2,623.3	$ 2,584.7	$ 2,319.2	$ 2,479.3	$ 2,581.4	$ 2,412.1	$ 2,129.6	$ 10,128.2	$ 9,602.4	$ 8,801.2
Cost of sales	2,009.7				1,934.6					8,458.6	8,018.9	7,410.4
Gross Profit	402.0	425.4	432.7	426.9	384.6	412.3	420.0	400.8	350.4	1,669.6	1,583.5	1,390.8
Selling and administrative expenses	251.5				251.6					1,029.5	990.1	932.1
Advertising expense	30.4				29.4					129.5	122.7	106.0
Income (loss) from operations	120.1	130.9	139.7	136.4	103.6	111.1	139.7	128.2	91.7	510.6	470.7	352.7
Interest (expense) income, net	(72.1)				(78.9)					(307.4)	(324.2)	(391.9)
Net (loss) gain on extinguishments of long-term debt	(3.9)				(9.4)					(17.2)	(118.9)	2.0
Other income (expense), net	0.4				(0.2)					0.1	0.7	0.2
Income (loss) before income taxes	44.5				15.1					186.1	28.3	(37.0)
Income tax benefit (expense)	(16.2)				(4.2)					(67.1)	(11.2)	7.8
Net income (loss)	28.3	33.3	38.0	36.8	10.9	19.0	37.1	(34.8)	(4.2)	119.0	17.1	(29.2)
Parent Guarantor [Member]
Supplemental Guarantor Information [Line Items]
Net Sales	0				0					0	0	0
Cost of sales	0				0					0	0	0
Gross Profit	0				0					0	0	0
Selling and administrative expenses	0				0					0	0	0
Advertising expense	0				0					0	0	0
Income (loss) from operations	0				0					0	0	0
Interest (expense) income, net	0				0					0	0	0
Net (loss) gain on extinguishments of long-term debt	0				0					0	0	0
Management fee	0				0					0	0
Other income (expense), net	0				0					0	0	0
Income (loss) before income taxes	0				0					0	0	0
Income tax benefit (expense)	0				0					0	0	0
(Loss) income before equity in earnings (loss) of subsidiaries	0				0					0	0	0
Equity in earnings (loss) of subsidiaries	28.3				10.9					119.0	17.1	(29.2)
Net income (loss)	28.3				10.9					119.0	17.1	(29.2)
Subsidiary Issuer [Member]
Supplemental Guarantor Information [Line Items]
Net Sales	0				0					0	0	0
Cost of sales	0				0					0	0	0
Gross Profit	0				0					0	0	0
Selling and administrative expenses	25.7				25.8					103.7	111.7	110.8
Advertising expense	0				0					0	0	0
Income (loss) from operations	(25.7)				(25.8)					(103.7)	(111.7)	(110.8)
Interest (expense) income, net	(72.2)				(79.2)					(308.0)	(324.5)	(393.2)
Net (loss) gain on extinguishments of long-term debt	(3.9)				(9.4)					(17.2)	(118.9)	(7.9)
Management fee	0.9				1.4					3.8	9.2
Other income (expense), net	0				(0.3)					0	0.4	8.6
Income (loss) before income taxes	(100.9)				(113.3)					(425.1)	(545.5)	(503.3)
Income tax benefit (expense)	37.7				48.8					210.6	215.1	125.5
(Loss) income before equity in earnings (loss) of subsidiaries	(63.2)				(64.5)					(214.5)	(330.4)	(377.8)
Equity in earnings (loss) of subsidiaries	91.5				75.4					333.5	347.5	348.6
Net income (loss)	28.3				10.9					119.0	17.1	(29.2)
Guarantor Subsidiaries [Member]
Supplemental Guarantor Information [Line Items]
Net Sales	2,289.8				2,213.0					9,683.0	9,222.4	8,504.7
Cost of sales	1,902.1				1,842.0					8,071.5	7,688.8	7,152.3
Gross Profit	387.7				371.0					1,611.5	1,533.6	1,352.4
Selling and administrative expenses	216.7				217.2					891.6	849.2	798.3
Advertising expense	29.6				28.6					125.1	119.0	102.5
Income (loss) from operations	141.4				125.2					594.8	565.4	451.6
Interest (expense) income, net	0				0.3					0.4	0.2	1.3
Net (loss) gain on extinguishments of long-term debt	0				0					0	0	9.9
Management fee	0				0					0	0
Other income (expense), net	0.3				0.1					0.2	0.5	(8.2)
Income (loss) before income taxes	141.7				125.6					595.4	566.1	454.6
Income tax benefit (expense)	(53.0)				(52.2)					(272.6)	(222.4)	(115.7)
(Loss) income before equity in earnings (loss) of subsidiaries	88.7				73.4					322.8	343.7	338.9
Equity in earnings (loss) of subsidiaries	0				0					0	0	0
Net income (loss)	88.7				73.4					322.8	343.7	338.9
Non-Guarantor Subsidiaries [Member]
Supplemental Guarantor Information [Line Items]
Net Sales	121.9				106.2					445.2	380.0	296.5
Cost of sales	107.6				92.6					387.1	330.1	258.1
Gross Profit	14.3				13.6					58.1	49.9	38.4
Selling and administrative expenses	9.1				8.6					34.2	29.2	23.0
Advertising expense	0.8				0.8					4.4	3.7	3.5
Income (loss) from operations	4.4				4.2					19.5	17.0	11.9
Interest (expense) income, net	0.1				0					0.2	0.1	0
Net (loss) gain on extinguishments of long-term debt	0				0					0	0	0
Management fee	(0.9)				(1.4)					(3.8)	(9.2)
Other income (expense), net	0.1				0					(0.1)	(0.2)	(0.2)
Income (loss) before income taxes	3.7				2.8					15.8	7.7	11.7
Income tax benefit (expense)	(0.9)				(0.8)					(5.1)	(3.9)	(2.0)
(Loss) income before equity in earnings (loss) of subsidiaries	2.8				2.0					10.7	3.8	9.7
Equity in earnings (loss) of subsidiaries	0				0					0	0	0
Net income (loss)	2.8				2.0					10.7	3.8	9.7
Co-Issuer [Member]
Supplemental Guarantor Information [Line Items]
Net Sales	0				0					0	0	0
Cost of sales	0				0					0	0	0
Gross Profit	0				0					0	0	0
Selling and administrative expenses	0				0					0	0	0
Advertising expense	0				0					0	0	0
Income (loss) from operations	0				0					0	0	0
Interest (expense) income, net	0				0					0	0	0
Net (loss) gain on extinguishments of long-term debt	0				0					0	0	0
Management fee	0				0					0	0
Other income (expense), net	0				0					0	0	0
Income (loss) before income taxes	0				0					0	0	0
Income tax benefit (expense)	0				0					0	0	0
(Loss) income before equity in earnings (loss) of subsidiaries	0				0					0	0	0
Equity in earnings (loss) of subsidiaries	0				0					0	0	0
Net income (loss)	0				0					0	0	0
Consolidating Adjustments [Member]
Supplemental Guarantor Information [Line Items]
Net Sales	0				0					0	0	0
Cost of sales	0				0					0	0	0
Gross Profit	0				0					0	0	0
Selling and administrative expenses	0				0					0	0	0
Advertising expense	0				0					0	0	0
Income (loss) from operations	0				0					0	0	0
Interest (expense) income, net	0				0					0	0	0
Net (loss) gain on extinguishments of long-term debt	0				0					0	0	0
Management fee	0				0					0	0
Other income (expense), net	0				0					0	0	0
Income (loss) before income taxes	0				0					0	0	0
Income tax benefit (expense)	0				0					0	0	0
(Loss) income before equity in earnings (loss) of subsidiaries	0				0					0	0	0
Equity in earnings (loss) of subsidiaries	(119.8)				(86.3)					(452.5)	(364.6)	(319.4)
Net income (loss)	(119.8)				(86.3)					(452.5)	(364.6)	(319.4)
Consolidated [Member]
Supplemental Guarantor Information [Line Items]
Net Sales	2,411.7				2,319.2					10,128.2	9,602.4	8,801.2
Cost of sales	2,009.7				1,934.6					8,458.6	8,018.9	7,410.4
Gross Profit	402.0				384.6					1,669.6	1,583.5	1,390.8
Selling and administrative expenses	251.5				251.6					1,029.5	990.1	932.1
Advertising expense	30.4				29.4					129.5	122.7	106.0
Income (loss) from operations	120.1				103.6					510.6	470.7	352.7
Interest (expense) income, net	(72.1)				(78.9)					(307.4)	(324.2)	(391.9)
Net (loss) gain on extinguishments of long-term debt	(3.9)				(9.4)					(17.2)	(118.9)	2.0
Management fee	0				0					0	0
Other income (expense), net	0.4				(0.2)					0.1	0.7	0.2
Income (loss) before income taxes	44.5				15.1					186.1	28.3	(37.0)
Income tax benefit (expense)	(16.2)				(4.2)					(67.1)	(11.2)	7.8
(Loss) income before equity in earnings (loss) of subsidiaries	28.3				10.9					119.0	17.1	(29.2)
Equity in earnings (loss) of subsidiaries	0				0					0	0	0
Net income (loss)	$ 28.3				$ 10.9					$ 119.0	$ 17.1	$ (29.2)